Average Annual Total Returns			12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	155 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.15%		5.37%				4.00%	5.18%
Performance Inception Date		Feb. 01, 2011
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			9.70%		5.84%				4.20%	5.31%
Performance Inception Date		Feb. 01, 2011
Class C
Prospectus [Line Items]
Average Annual Return, Percent			11.83%		5.83%				3.98%	5.15%
Performance Inception Date		Feb. 01, 2011
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			11.78%		5.78%				4.16%	5.28%
Performance Inception Date		Feb. 01, 2011
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			13.40%		6.35%				4.33%	5.36%
Performance Inception Date		Feb. 01, 2011
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			13.86%		6.80%				4.79%	5.82%
Performance Inception Date		Feb. 01, 2011
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			13.65%		6.58%				4.57%	5.62%
Performance Inception Date		Feb. 01, 2011
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			13.99%		6.88%				4.86%	5.90%
Performance Inception Date		Feb. 01, 2011
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.38%		6.17%				4.14%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.53%		5.33%				3.76%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			14.08%		6.99%	5.82%
Performance Inception Date		Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			13.97%	5.92%
Performance Inception Date		Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			14.00%	5.96%
Performance Inception Date		Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			12.88%		5.84%				3.86%	4.93%
Performance Inception Date		Feb. 01, 2011
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			12.89%		5.84%				3.83%	4.87%
Performance Inception Date		Feb. 01, 2011
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			13.38%		6.31%				4.30%	5.34%
Performance Inception Date		Feb. 01, 2011
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			13.72%		6.62%				4.61%	5.65%
Performance Inception Date		Feb. 01, 2011
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			14.06%		6.93%				4.91%	5.96%
Performance Inception Date		Feb. 01, 2011
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			14.10%		6.99%				4.97%	6.01%
Performance Inception Date		Feb. 01, 2011
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			13.17%		6.13%			3.84%
Performance Inception Date		Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			13.92%		6.83%		5.65%
Performance Inception Date		Nov. 20, 2015
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.20%		11.72%				7.93%	8.13%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.43%		7.01%				5.05%	5.35%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.11%		7.80%				5.93%	6.20%
Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.72%		(0.32%)				0.38%	0.81%
Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.15%		1.40%				2.41%	2.75%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the “Previous Primary Benchmark”) to the MSCI All Country World Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.